Warrants - Sensitivity analysis for the May 2023 Warrants at initial recognition (Details) - May 2023 Warrants € in Thousands	1 Months Ended
May 31, 2023 EUR (€)
Warrants
Percentage of probability of receipt of Additional Funding Amount	85.00%
Share price
Warrants
Percentage, up	10.00%
Percentage, down	(10.00%)
Fair value of warrant	€ (82,829)
Fair value of warrant at decrease in unobservable input	(89,237)
Fair value of warrant at increase in unobservable input	(76,419)
Effect on initial fair value, due to increase in unobservable input	6,410
Effect on initial fair value, due to decrease in unobservable input	€ (6,408)
Base volatility
Warrants
Percentage, up	10.00%
Percentage, down	(10.00%)
Fair value of warrant	€ (82,829)
Fair value of warrant at decrease in unobservable input	(83,030)
Fair value of warrant at increase in unobservable input	(82,694)
Effect on initial fair value, due to increase in unobservable input	135
Effect on initial fair value, due to decrease in unobservable input	€ (201)
Annual conditional probabilities of the Additional Funding Amount
Warrants
Percentage, up	10.00%
Percentage, down	(10.00%)
Fair value of warrant at decrease in unobservable input	€ (7,706)
Fair value of warrant at increase in unobservable input	€ 5,847